DERIVATIVES - Summary of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	$ 3,004	$ 2,264
Other Assets	121	54
Other Noncurrent liabilities	0	1
Derivatives designated as hedging instruments:
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	2,927	2,191
Other Assets	121	54
Other Noncurrent liabilities	0	0
Derivatives designated as hedging instruments: | Interest rate swaps | Cash flow hedges –
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	1,840	1,120
Other Assets	25	7
Other Noncurrent liabilities	0	0
Derivatives designated as hedging instruments: | Cross currency contracts | Cash flow hedges –
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	120	120
Other Assets	14	10
Other Noncurrent liabilities	0	0
Derivatives designated as hedging instruments: | Cross currency contracts | Fair value hedges – cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	737	721
Other Assets	54	17
Other Noncurrent liabilities	0	0
Derivatives designated as hedging instruments: | Cross currency contracts | Fair value hedges – cross currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	230	230
Other Assets	28	20
Other Noncurrent liabilities	0	0
Derivatives designated as hedging instruments: | Foreign currency forward contracts | Cash flow hedges –
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	0	0
Other Assets	0	0
Other Noncurrent liabilities	0	0
Derivatives not designated as hedging instruments:
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	77	73
Other Assets	0	0
Other Noncurrent liabilities	0	1
Derivatives not designated as hedging instruments: | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding Gross Notional Amount	77	73
Other Assets	0	0
Other Noncurrent liabilities	$ 0	$ 1